S-K 1602(a)(3) Forepart, Sponsor Compensation	Mar. 31, 2026 USD ($) $ / shares shares
Insider Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	1,725,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.014
Sponsor Officers and Directors [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	1,730,000
Spectre RH Limited Officers and Directors [Member] | Insider Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	1,500,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Spectre RH Limited Officers and Directors [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	230,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,300,000
Spectre RH Limited Officers and Directors [Member] | Underwriters Over Allotment Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	243,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,435,000
Spectre RH Limited Officers and Directors [Member] | Private Placement Warrants [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	230,000
Spectre RH Limited Officers and Directors [Member] | Loan [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 600,000
Spectre R H Limited [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000